Basis of Preparation (Details) £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
Basis of Preparation (Details) [Line Items]
Net assets	£ 306.3
Cash balance	60.3
Additional capital	£ 836.0
Sale of revenue, percentage	100.00%
Customer Relationships [Member] | Bottom of Range [Member]
Basis of Preparation (Details) [Line Items]
Estimated useful lives	2 years
Customer Relationships [Member] | Top of Range [Member]
Basis of Preparation (Details) [Line Items]
Estimated useful lives	6 years
Brand Name [Member]
Basis of Preparation (Details) [Line Items]
Estimated useful lives	3 years